Capital Management and Dividends (Tables)	12 Months Ended
Mar. 31, 2014
Text Block [Abstract]
Summary of Dividends Declared

The following table summarises the dividends declared during the year ended 31 March 2014 and 2013:

(Millions of US dollars)	US Cents/Security	US$ Total Amount	Announcement Date	Record Date	Payment Date
125 year anniversary special dividend	0.28	124.6	28 February 2014	21 March 2014	30 May 2014

FY 2014 first half dividend	0.08	35.5	14 November 2013	19 December 2013	28 March 2014

FY 2013 special dividend	0.24	106.1	23 May 2013	28 June 2013	26 July 2013

FY 2013 second half dividend	0.13	57.5	23 May 2013	28 June 2013	26 July 2013

FY 2013 first half dividend	0.05	22.1	15 November 2012	18 December 2012	25 January 2013

FY 2012 second half dividend	0.38	166.4	21 May 2012	29 June 2012	23 July 2012